GAIN ON DISPOSITION OF ASSETS, NET (Tables)	9 Months Ended
Dec. 31, 2017
Gain Loss On Disposition Of Assets Abstract
Schedule of Gain on Disposition of Assets

The number of vessels disposed along with the gain on the dispositions, are as follows:

	Successor	Predecessor
(In thousands, except number of vessels disposed)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Gain (loss) on vessels disposed	$(163)	509	(102)
Number of vessels disposed	11	7	12